Note 7 - Deposits (Details) - Deposit Accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposit Accounts [Abstract]
Noninterest bearing deposits	$ 48,700	$ 41,295
Interest bearing
NOW	62,210	63,205
Money market	70,166	47,172
Savings	29,315	27,626
Time, less than $250,000	114,410	119,981
Time, $250,000 and over	6,233	16,549
Total deposits	$ 331,034	$ 315,828